First Trust Bloomberg R&D Leaders ETF Annual Total Returns	12 Months Ended
Dec. 31, 2025
First Trust Bloomberg R&D Leaders ETF | First Trust Bloomberg R&D Leaders ETF
Prospectus [Line Items]
Annual Return [Percent]	22.29%